Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investments in associates	$ 78	$ 47